SHAREHOLDERS' EQUITY (DEFICIT) - Stock Option - Equity Incentive Plans (FY) (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2024 $ / shares shares	Dec. 01, 2023 $ / shares shares	Nov. 28, 2023 shares	Mar. 31, 2023 shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001
Exchange ratio			1.01508
Options outstanding (in shares)	2,369,169	2,289,159			2,478,020	2,507,618	613,463
Weighted average grant date fair value of stock options (USD per share) | $ / shares	$ 3.81
Unrecognized compensation costs related to non-vested awards | $	$ 1.4
2021 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock options authorized for issuance (in shares)							2,724,347
Options outstanding (in shares)			2,369,169
Number of options available for grant (in shares)		0	0
2023 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock options authorized for issuance (in shares)				5,608,690